Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions
Changes in provisions for the years ended December 31, 2024 and 2025, are as follows:

	2024
(In millions of Korean won)	Litigation	Restoration cost	Others	Total
Beginning balance	₩ 29,707	133,159	59,357	222,223
Increase (transfer)	26	11,628	15,629	27,283
Usage	(4,721)	(1,941)	(6,066)	(12,728)
Reversal	(3,322)	(1,658)	(6,931)	(11,911)
Others	—	573	(1,033)	(460)
Ending balance	21,690	141,761	60,956	224,407
Less: Current	₩ (21,690)	(29,922)	(60,918)	(112,530)
Non-current	₩ —	111,839	38	111,877

	2025
(In millions of Korean won)	Litigation	Restoration cost	Others	Total
Beginning balance	₩ 21,690	141,761	60,956	224,407
Increase (transfer)	1,255	311	215,950	217,516
Usage	(306)	(5,633)	(10,147)	(16,086)
Reversal	(100)	(904)	(5,890)	(6,894)
Others	—	(3,714)	2,656	(1058)
Ending balance	₩ 22,539	131,821	263,525	417,885
Less: Current	₩ (21,311)	(28,642)	(262,858)	(312,811)
Non-current	1,228	103,179	667	105,074